--------------------------------------------------------------------------------
CG Variable Annuity Accounts I & II                                            1


Dear Investor:

We're pleased to provide you with this annual report for Connecticut General Variable Annuity Accounts I and II for the twelve months ended December 31, 1998.

Following is a summary of key performance results:

For Qualified Contractholders

 .    Accumulation Unit Values for the Flexible Annuity increased 27.28% from the
     December 31, 1997 level, from $161.689 to $205.797.

 .    For all other qualified individual contracts, Accumulation Unit Values increased 27.72%, from $170.976 to $218.379.

 .    Accumulation Unit Values for Group Qualified Contracts with 50 participants or more increased 28.37% from $197.749 to $253.841 during the period from January 1, 1998 to December 31, 1998.

 .    Over the last five years (January 1, 1994 to December 31, 1998), the Unit
     Values for Group Qualified Contracts with 50 participants or more increased 185.70%.

For Non-Qualified Contractholders

 .    Accumulation Unit Values for the Flexible Annuity increased 27.28% from the
     December 31, 1997 level, from $142.594 to $181.493.

 .    For all other non-qualified individual contracts, Accumulation Unit Values increased 27.73%, from $151.764 to $193.841.

 .    Accumulation Unit Values for Group Non-Qualified Contracts increased 28.36%
     from $175.514 to $225.298 during the period from January 1, 1998 to December 31, 1998.

 .    Over the last five years (January 1, 1994 to December 31, 1998), the Unit
     Values for Grou Non-Qualified Contracts increased 185.70%.

In addition to the financial statements for your annuity contracts, this report includes the financial statements and a list of holdings for the CIGNA Variable Products S&P 500 Index Fund, the mutual fund supporting Variable Annuity Accounts I & II.

Thank you for letting us serve your investment needs. We look forward to our continuing relationship in the coming years.


 /s/ Byron D. Oliver

 Byron D. Oliver
 President,
 CIGNA Retirement & Investment Services

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                  2



Statement of Assets and Liabilities
December 31, 1998

Assets:
  Investment in CIGNA Variable
    Products S&P 500 Index Fund
    at net asset value, 4,475,512
    shares at $19.73 per share
    (cost $49,531,762; net
    unrealized appreciation
    $38,770,090)                                                     $88,301,852
                                                                     -----------

          Total assets                                                88,301,852
                                                                     -----------

Liabilities:
  Payable to Connecticut General
    Life Insurance Company                                               188,653
                                                                     -----------
          Total liabilities                                              188,653
                                                                     -----------

Net Assets                                                           $88,113,199
                                                                     ===========

Net Assets Represented by:

                                 Accumulation       Unit
                                     Unit           Value
                                 ------------     --------

Group contracts:
  50 participants or more          194,725        $253.841           $49,429,189
  Less than 50 participants         31,203         235.328             7,342,940
  Tax deferred annuity
    contracts issued after
    May 1, 1976                     87,440         206.981            18,098,419

Individual contracts:
  Variable annuity contracts        16,696         218.379             3,646,056
  Flexible annuity contracts        15,548         205.797             3,199,732

Reserve for variable annuity
  contracts in distribution
  period                                                               6,396,863
                                                                     -----------

                                                                     $88,113,199
                                                                     ===========



The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                  3




Statement of Changes in Net Assets
Year ended December 31,

                                                   1998                1997
                                                   ----                ----

From Operations:

Investment Income -- net                    $  1,546,217          $  1,167,000
Realized gain on investments -- net            3,669,899             2,401,283
Change in unrealized appreciation
  on investments -- net                       15,023,546            12,891,218
                                            ------------          ------------

Increase in net assets resulting
  from operations                             20,239,662            16,459,501
                                            ------------          ------------

From Unit Transactions:

Participant contributions -- net                 527,075               697,550
Amount transferred out of Account -- net        (717,670)             (488,998)
Withdrawal of funds on terminated
  contracts -- net                            (6,588,990)           (3,025,087)
Annuity benefit distributions                 (1,061,549)             (972,942)
Mortality guarantee adjustment                  (277,383)              539,849
Equalization adjustment                           14,272               (38,853)
                                            ------------          ------------
Decrease in net assets derived
  from unit transactions                      (8,104,245)           (3,288,481)
                                            ------------          ------------

Increase in Net Assets                        12,135,417            13,171,020


Net Assets:

Beginning of year                             75,977,782            62,806,762
                                            ------------          ------------

End of year                                 $ 88,113,199          $ 75,977,782
                                            ============          ============



The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                 4




Statement of Operations
Year ended December 31,

                                           1998             1997
                                       -----------      -----------
Investment Income:
  Dividends                            $ 1,935,734      $ 1,466,855
                                       -----------      -----------
  Expenses:
    Mortality and expense risk             389,517          299,855
                                       -----------      -----------

Investment Income -- Net                 1,546,217        1,167,000
                                       -----------      -----------

Realized Gain on Investments:
  Proceeds from sale of shares          10,221,692        6,747,450
  Cost of shares sold                    7,208,088        6,022,719
                                       -----------      -----------
  Realized gain from security
    transactions -- net                  3,013,604          724,731
  Capital gains distribution               656,295        1,676,552
                                       -----------      -----------
  Realized Gain on
    Investments -- Net                   3,669,899        2,401,283
                                       -----------      -----------

Unrealized Appreciation on
  Investments:
Beginning of year                       23,746,544       10,855,326
End of year                             38,770,090       23,746,544
Change in Unrealized Appreciation
on Investments -- Net                   15,023,546       12,891,218
                                       -----------      -----------

Increase in Net Assets
Resulting from Operations              $20,239,662      $16,459,501
                                       ===========      ===========

Ratio of Net Investment Income
to Average Net Assets                       1.885%           1.682%

Number of Accumulation Units
Outstanding at End of Period               345,612          377,258




The Notes to Financial Statements are an integral part of these statements.

-------------------------------------------------------------------------------
CG Variable Annuity Account I Notes To Financial Statements                   5


The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to prior years' amounts to conform with the 1998 presentation.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

  A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on December 31, 1998. The Fund was organized by CG Life in 1968.

  B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

  C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

  D. The operations of the Account are included in, and taxed as part of CG Life as alife insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life.


                                                         1998          1997
                                                       --------      --------
Transfers to CG Life for purchase of fixed
annuity contracts during accumulation phase
(included in net amount transferred out of
Account)                                               $800,775      $669,730

Transfers from CG Life for purchase of
variable annuity contracts during
accumulation phase (included in net amount
transferred out of Account)                            $106,990      $193,338

Transfers from accumulation period to
distribution period                                    $ 23,885      $ 12,606



3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $11,019 and $17,975 for the years ended December 31, 1998 and 1997, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.60%, depending on contract size, are also paid to CG Life.


5. Withdrawal of funds on terminated contracts is net of administrative charges of $7,928 and $9,552 for the years ended December 31, 1998 and 1997, respectively. These amounts are paid to CG Life in accordance with the contract.


6. Contracts are sold primarliy by persons who are insurance agents of or brokers for CG Life authorizedby applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Services, Inc.

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes To Financial Statements (Continued)        6


7. Accumulation Units Information

                                                 SCHEDULE OF SELECTED PER-UNIT DATA
                                                 ----------------------------------
                                                             December 31,
                                  --------------------------------------------------------------------
Group Contracts:                    1998            1997          1996           1995           1994
                                  --------        --------      --------       --------       --------
50 participants or more:
Net asset value:
------------------------------
Beginning of year                 $197.749        $148.759      $121.763       $ 89.219       $ 88.848
End of year                        253.841         197.749       148.759        121.763         89.219
                                  --------        --------      --------       --------       --------
  Net increase in net asset
  value resulting from
  operations                      $ 56.092        $ 48.990      $ 26.996       $ 32.544       $  0.371
                                  ========        ========      ========       ========       ========

Accumulation units outstanding:
-------------------------------
End of year                        194,725         216,798       238,436        261,172        308,233
                                  ========        ========      ========       ========       ========

Less than 50 participants:

Net asset value:
-------------------------------
Beginning of year                 $183.806        $138.631      $113.772       $ 83.580       $ 83.449
End of year                        235.328         183.806       138.631        113.772         83.580
                                  --------        --------      --------       --------       --------
  Net increase in net asset
  value resulting from
  operations                      $ 51.522        $ 45.175      $ 24.859       $ 30.192       $  0.131
                                  ========        ========      ========       ========       ========

Accumulation units outstanding:
-------------------------------
End of year                         31,203          35,265        37,135         45,992         50,443
                                  ========        ========      ========       ========       ========

Tax-deferred annuity contracts
issued after May 1, 1976:

Net asset value:
-------------------------------
Beginning of year                 $161.809        $122.149      $100.335       $ 73.775       $ 73.725
End of year                        206.981         161.809       122.149        100.335         73.775
                                  --------        --------      --------       --------       --------
  Net increase in net asset
  value resulting from
  operations                      $ 45.172        $ 39.660      $ 21.814       $ 26.560       $  0.050
                                  ========        ========      ========       ========       ========

Accumulation units outstanding:
-------------------------------
End of year                         87,440          91,439        98,421        115,290        121,840
                                  ========        ========      ========       ========       ========

-------------------------------------------------------------------------------
CG Variable Annuity Account I Notes To Financial Statements (Continued)       7


7. Accumulation Units Information (Continued)

                                                    SCHEDULE OF SELECTED PER-UNIT DATA
                                                    ----------------------------------
                                                              December 31,
                                  --------------------------------------------------------------------
Individual Contracts:               1998            1997          1996           1995           1994
                                  --------        --------      --------       --------       --------

Variable annuity contracts:

Net asset value:
------------------------------
Beginning of year                 $ 170.976       $ 129.262     $ 106.339      $ 78.306       $ 78.370
End of year                         218.379         170.976       129.262       106.339         78.306
                                  ---------       ---------     ---------      --------       --------
  Net increase (decrease) in
  net asset value resulting
  from operations                 $ 47.403        $ 41.714      $ 22.923       $ 28.033       $ (0.064)
                                  ========        ========      ========       ========       ========

Accumulation units outstanding:
------------------------------
End of year                         16,696          17,789        18,959         19,685         23,011
                                  ========        ========      ========       ========       ========

Flexible annuity contracts:

Net asset value:
------------------------------
Beginning of year                 $ 161.689       $122.670      $101.272        $ 74.835      $ 75.158
End of year                         205.797        161.689       122.670         101.272        74.835
                                  ---------       ---------     ---------      --------       --------
  Net increase (decrease)
  in net asset value
  resulting from operations       $ 44.108        $ 39.019      $ 21.398        $ 26.437      $ (0.323)
                                  ========        ========      ========       ========       ========

Accumulation units outstanding:
------------------------------
End of year                         15,548          15,967        16,652          17,502        19,687
                                  ========        ========      ========       ========       ========

8. Diversification Requirements. Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

--------------------------------------------------------------------------------
                                                                               8


Report of Independent Accountants

To the Board of Directors and Participants of CG Variable Annuity Account I of
Connecticut General Life
Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the selected per unit data and ratio present fairly, in all material respects, the financial position of CG Variable Annuity I (the "Account") of Connecticut General Life Insurance Company at December 31, 1998, the results of its operations and the changes in its net assets and the selected per unit data and ratio for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratio (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCooopers LLP

Hartford, Connecticut
February 19, 1999

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                 9




Statement of Assets and Liabilities
December 31, 1998

Assets:
  Investment in CIGNA Variable
  Products S&P 500 Index Fund
  at net asset value, 461,704
  shares at $19.73 per share
  (cost $6,160,253; net
  unrealized appreciation $2,949,167)                                $9,109,420
                                                                     ----------

     Total assets                                                     9,109,420
                                                                     ----------

Liabilities:
  Payable to Connecticut General Life
  Insurance Company                                                      96,110
                                                                     ----------
     Total liabilities                                                   96,110
                                                                     ----------

Net Assets                                                           $9,013,310
                                                                     ==========

Net Assets Represented by:
                                        Accumulation      Unit
                                            Unit         Value
                                        ------------    --------

Group contracts                           5,514         $225.298     $1,242,293

Individual contracts:
Variable annuity contracts                7,818          193.841      1,515,449
Flexible annuity contracts               18,811          181.493      3,414,065

Reserve for variable annuity
  contracts in distribution period                                    2,841,503
                                                                     ----------

                                                                     $9,013,310
                                                                     ==========



The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                10




Statement of Changes in Net Assets
Year ended December 31,

                                               1998                1997
                                           -----------         -----------
From Operations:

Investment Income -- net                   $   113,706         $    90,243
Realized gain on investments -- net            469,340             354,582
Change in unrealized appreciation
  on investments net                         1,481,115           1,411,389
                                           -----------         -----------
Increase in net assets resulting
  from operations                            2,064,161           1,856,214
                                           -----------         -----------


From Unit Transactions:

Participant contributions -- net                10,048             174,747
Withdrawal of funds on terminated
  contracts -- net                            (396,562)           (256,923)
Annuity benefit distributions                 (512,335)           (433,003)
Mortality guarantee adjustment                (284,476)            (37,613)
Equalization adjustment                          3,631                  (3)
                                           -----------         -----------
Decrease in net assets derived
  from unit transactions                    (1,179,694)           (552,795)


Increase in Net Assets                         884,467           1,303,419

Net Assets:

Beginning of year                            8,128,843           6,825,424
                                           -----------         -----------

End of year                                $ 9,013,310         $ 8,128,843
                                           ===========         ===========




The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                11




Statement of Operations
Year ended December 31,

                                                  1998              1997
                                               ----------        ----------
Investment Income:
  Dividends                                    $  199,619        $  154,455
  Expenses:
     Mortality and expense risk                    85,913            64,212
                                               ----------        ----------

  Investment Income -- Net                        113,706            90,243
                                               ----------        ----------

Realized Gain on Investments:
  Proceeds from sale of shares                  1,028,620         1,134,685
  Cost of shares sold                             626,933           956,797
                                               ----------        ----------
  Realized gain from security
     transactions -- net                          401,687           177,888
  Capital gains distribution                       67,653           176,694
                                               ----------        ----------
  Realized Gain on
Investments -- Net                                469,340           354,582
                                               ----------        ----------

Unrealized Appreciation on Investments:
  Beginning of year                             1,468,052            56,663
  End of year                                   2,949,167         1,468,052
                                               ----------        ----------
  Change in Unrealized Appreciation
     on Investments -- Net                      1,481,115         1,411,389
                                               ----------        ----------

Increase in Net Assets
Resulting from Operations -- Net               $2,064,161        $1,856,214
                                               ==========        ==========

Ratio of Net Investment Income
  to Average Net Assets                            1.327%.           1.207%.

Number of Accumulation Units
  Outstanding at End of Year                       32,143            34,003




The Notes to Financial Statements are an integral part of these statements.

-------------------------------------------------------------------------------
CG Variable Annuity Account II Notes To Financial Statements                 12


The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to prior years' amounts to conform with the 1998 presentation.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

  A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on December 31, 1998. The Fund was organized by CG Life in 1968.

  B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

  C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

  D. The operations of the Account are included in, and taxed as part of CG Life as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life. There were no transfers from accumulation period to distribution period during 1998 or of 1997.

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4.Participant contributions are net of and premium taxes (if any) and sales load of $598 and $325 for the years ended December 31, 1998 and 1997, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.50%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $394 and $455 for the years ended December 31, 1998 and 1997, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Services, Inc.

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes To Financial Statements (Continued)      13


7. Accumulation Units Information

                                                   SCHEDULE OF SELECTED PER-UNIT DATA
                                                   ----------------------------------
                                                              December 31,
                                       ---------------------------------------------------------
Group Contracts:                          1998        1997        1996        1995        1994
                                       ---------   ---------   ---------   ---------   ---------

Net asset value:
-----------------------------------
Beginning of year                      $ 175.514   $ 132.033   $ 108.072   $  79.187   $  78.857
End of year                              225.298     175.514     132.033     108.072      79.187
                                       ---------   ---------   ---------   ---------   ---------
Net increase in net asset value
resulting from operations              $  49.784   $  43.481   $  23.961   $  28.885   $   0.330
                                       =========   =========   =========   =========   =========

Accumulation units outstanding:
-----------------------------------
End of year                                5,514       6,213       6,185       6,864       6,819
                                       =========   =========   =========   =========   =========

Individual Contracts:

Variable annuity contracts:

Net asset value:
-----------------------------------
Beginning of year                      $ 151.764   $ 114.738   $  94.390   $  69.507   $  69.564
End of year                              193.841     151.764     114.738      94.390      69.507
                                       ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net asset
value resulting from operations        $  42.077   $  37.026   $  20.348   $  24.883   $  (0.057)
                                       =========   =========   =========   =========   =========

Accumulation units outstanding:
-----------------------------------
End of year                                7,818       8,474       8,484       8,566       8,823
                                       =========   =========   =========   =========   =========

Flexible annuity contracts:

Net asset value:
-----------------------------------
Beginning of year                      $ 142.594   $ 108.183   $  89.312   $  65.997   $  66.282
End of year                              181.493     142.594     108.183      89.312      65.997
                                       ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net asset
value resulting from operations        $  38.899   $  34.411   $  18.871   $  23.315   $  (0.285)
                                       =========   =========   =========   =========   =========

Accumulation units outstanding:
-----------------------------------
End of year                               18,811      19,316      22,410      26,647      27,762
                                       =========   =========   =========   =========   =========

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes To Financial Statements (Continued)      14


8. Diversification Requirements. Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.


--------------------------------------------------------------------------------



Report of Independent Accountants

To the Board of Directors and Participants of CG Variable Annuity Account II of
Connecticut General Life
Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the selected per unit data and ratio present fairly, in all material respects, the financial position of CG Variable Annuity II (the "Account") of Connecticut General Life Insurance Company at December 31, 1998, the results of its operations and the changes in its net assets and the selected per unit data and ratio for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratio (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 19, 1999

Pages 1-16 of the Annual Report to Shareholders of CIGNA Variable Products S&P 500 Index Fund (1940 Act File No. 811-05480) for the period ended 12/31/1998, as electronically filed with the Securities and Exchange Commission on Form N-30D on March 2, 1999, is hereby incorporated by reference.